Annual Total Returns[BarChart] - AIG Government Money Market Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.04%	0.77%	1.21%	0.13%